Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019
Commitments And Contingencies Details Abstract
June 30, 2019, remaining	$ 29,024	$ 30,432
June 30, 2020	31,900	171,727
June 30, 2021	$ 16,225	125,419
June 30, 2022		$ 70,842